CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET
4.	CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET

Capitalized software and intangible assets, net consists of the following:

	December 31,
	2025	2024
Capitalized software	$3,692	$4,794
Domain name	16	16
	3,708	4,810
Less: accumulated amortization	(1,589)	(2,734)
Capitalized software and intangible assets, net	$2,119	$2,076

Amortization expense for capitalized software and intangible assets of $1,104 and $1,092 was recognized for the years ended December 31, 2025 and 2024, respectively, which is included in general and administrative expenses in our consolidated statements of operations and comprehensive income (loss).

The following table summarizes estimated future amortization expense of capitalized software, exclusive of software not yet placed in service, as of December 31, 2025:

Future
Amortization
Expense of
Capitalized
Year	Software
2026	954
2027	643
2028	129
$1,726

As of December 31, 2025 and 2024, $377 and $410 of capitalized software was not yet placed in service, respectively, and such amounts are excluded from the table above.